Business combinations	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
BUSINESS COMBINATION	BUSINESS COMBINATION
2.1 Acquisition of Two Táxi Aéreo Ltda.
On May 14, 2020, the Company completed the acquisition of all the shares of Azul Conecta Ltda., previously denominated “Two Táxi Aéreo Ltda”. The transaction was approved without restrictions by the Brazilian Antitrust Authority (“CADE”) on March 27, 2020. On April 30, 2020, through a power of attorney, the Company assumed control of Azul Conecta, therefore, the transfer control occurred before the closing date mentioned above, in accordance with IFRS 3 – Business Combinations.
Azul Conecta offers regular passenger and cargo services to 39 destinations in Brazil, of which only seven were served by Azul. The acquired company also has 14 daily departure and arrival times on the auxiliary runway at the Congonhas airport, the country's main domestic terminal. Its fleet consists of 17 own aircraft, model Cessna Caravan, a single-engine regional turboprop with a capacity for nine passengers.
The total nominal amount of the transaction was R$123,000. Payment will be made in up to 30 monthly installments, ranging from R$3,000 to R$10,000, subject to certain contractual and market conditions, and a final payment of up to R$30 million, which will be kept deposited in a bank account as a guarantee in favor of Company for a specified period.
This acquisition generated goodwill of R$57,446 initially allocated to the line item “Goodwill for expected future profitability” in the consolidated financial statements. The conclusion of the analysis of the fair value of the assets acquired and liabilities assumed will be complete within the period of 12 months following the acquisition.
Azul Conecta contributed revenues of R$14,505 and pre-tax losses of R$25,966 from the acquisition date until December 31, 2020. Had the business combination occurred at the beginning of the year, revenue would have totaled R$35,921 and pre-tax losses would be R$35,881.

Description	Fair value of assets and liabilities

Assets
Cash and cash equivalents	3,971
Accounts receivable	3,637
Inventories	1,624
Taxes recoverable	1,399
Other assets	458
Property and equipment (a)	74,205
85,294
Liabilities
Loans and financing	(16,540)
Accounts payable	(5,764)
Salaries, accruals and payroll charges	(2,707)
Taxes payable	(824)
Provision for tax, civil and labor risks (b)	(1,687)
Other liabilities	(650)
(28,172)
Net assets acquired	57,122
Consideration at present value	114,568
Goodwill for expected future profitability	57,446
Cash flows
Net cash acquired with subsidiary	3,971
Payment	(42,684)
Net cash flow from acquisition	(38,713)

(a)	The Company carried out the fair value measurement of property and equipment based on conditions at the acquisition date. Fair value recognized in this line item amounts to R$56,820.
(b)	The Company recognized R$500 of fair value from possible contingencies.